Securities, 424I - Securities, 424I: 1	Mar. 19, 2026 USD ($)
Securities, 424I Table
Security Class Title	Common Units of Beneficial Interest
Aggregate Sales Price	$ 176,609,663.00
Aggregate Redeemed or Repurchased, FY	205,492,015.00
Aggregate Redeemed or Repurchased, Prior FY	490,293,476.00
Redemption Credits	(519,175,828.00)
Net Sales	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Fee Note	Pursuant to Rule 457(p) under the Securities Act, when registration fees become due under Rule 456(d), the registration fee for the Shares will be partially offset by the registration fee associated with unsold securities registered pursuant to that certain registration statement on Form S-1 (File No. 333-227188-01) filed by the Fund on October 10, 2018 (the "Prior Registration Statement"). A registration fee of $147,920.26 was paid in connection with the registration pursuant to the Prior Registration Statement of 101,372,875 Shares, of which 42,272,875 remained unsold as of market close on August 27, 2021, and for which a filing fee of $61,683.31 was previously paid with respect to the unsold Shares. As a result, the following amount (which reflects reductions for any amounts used to offset fees owed in prior years) will be applied to partially offset filing fees due under Rule 456(d) as they become due.